UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Cavalry Management Group, LLC

Address:   Two Embarcadero Center, Suite 600
           San Francisco, CA  94111


Form 13F File Number: 028-13913


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William Bindeman
Title:  Chief Financial Officer
Phone:  415-439-7013

Signature,  Place,  and  Date  of  Signing:

/s/ William Bindeman               San Francisco, CA                  5/10/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              29

Form 13F Information Table Value Total:  $    1,076,040
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
APPLE COMPUTER INC           COM            037833100   126861   211593 SH       SOLE                 211593      0    0
BAZAARVOICE INC              COM            073271108     1262    63490 SH       SOLE                  63490      0    0
CF INDS HLDGS INC            COM            125269100    13735    75200 SH       SOLE                  75200      0    0
CIENA CORP                   COM NEW        171779309    45642  2819129 SH       SOLE                2819129      0    0
COVANTA HOLDING CORPDELAWARE COM            22282E102     4930   303756 SH       SOLE                 303756      0    0
DANAHER CORP                 COM            235851102    10611   189481 SH       SOLE                 189481      0    0
ELECTRONIC ARTS              COM            285512109    52373  3177035 SH       SOLE                3177035      0    0
ERICSSON B                   ADR B SEK 10   294821608    10046   974356 SH       SOLE                 974356      0    0
FINISAR CORP                 COM NEW        31787A507    15264   757500 SH       SOLE                 757500      0    0
GIANT INTERCTIVE             ADR            374511103     5958  1216000 SH       SOLE                1216000      0    0
GOOGLE INC                   CL A           38259P508      600      935 SH       SOLE                    935      0    0
JIVE SOFTWARE INC            COM            47760A108      610    22449 SH       SOLE                  22449      0    0
LINKEDIN CORP                COM CL A       53578A108     3888    38123 SH       SOLE                  38123      0    0
MICROSOFT CORP               COM            594918104   147565  4574936 SH       SOLE                4574936      0    0
MICRON TECHNOLOGY INC        COM            595112103    68521  8464663 SH       SOLE                8464663      0    0
OCZ TECHNOLOGY GROUP INC     COM            67086E303    19711  2823926 SH       SOLE                2823926      0    0
PRICELINE COM INC            COM NEW        741503403    52449    73099 SH       SOLE                  73099      0    0
QUALCOMM INC                 COM            747525103   135207  1986589 SH       SOLE                1986589      0    0
REALD INC                    COM            75604L105    18248  1351684 SH       SOLE                1351684      0    0
SEAGATE TECHNOLOGY           SHS            G7945M107   146889  5449399 SH       SOLE                5449399      0    0
SALESFORCE COM INC           COM            79466L302    49668   321456 SH       SOLE                 321456      0    0
SERVICESOURCE INTERNATIONAL  COM            81763U100      774    50000 SH       SOLE                  50000      0    0
SYNAPTICS INC                COM            87157D109    12417   340085 SH       SOLE                 340085      0    0
TTM TECHNOLOGIES INC         COM            87305R109    17480  1518669 SH       SOLE                1518669      0    0
UNIVERSAL DISPLAY CORP       COM            91347P105    42457  1162252 SH       SOLE                1162252      0    0
WESTERN DIGITAL CORP         COM            958102105    44329  1071000 SH       SOLE                1071000      0    0
YELP INC                     CL A           985817105      134     5000 SH       SOLE                   5000      0    0
PERFECT WORLD CO LTD         SPON ADR REP B 71372U104    21806  1347703 SH       SOLE                1347703      0    0
CHANGYOU.COM LTD (UNLISTED)  ADS REP CL A   15911M107     6605   243272 SH       SOLE                 243272      0    0